Loans and Allowance for Loan and Lease Losses (Schedule of Accretion of Purchased Impaired Loan) (Detail) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended	12 Months Ended
		Jun. 30, 2017	Jun. 30, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Accretable yield, beginning balance		$ 80	$ 67	$ 178
Accretable yield amortized to interest income		(12)	(22)	(141)
Reclassification from nonaccretable difference	[1]		23	30
Accretable yield, ending balance		$ 68	$ 68	$ 67

[1]	Reclassification from non-accretable difference represents an increase to the estimated cash flows to be collected on the underlying portfolio.